UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Connecticut
Municipal Income Fund

February 28, 2005

CTF-QTLY-0405

1.814091.100

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.5%
	Principal Amount	Value
Connecticut - 89.1%
Branford Gen. Oblig.:
5.25% 5/15/13 (MBIA Insured)	$ 500,000	$ 554,945
7% 6/15/08 (FGIC Insured)	500,000	565,745
7% 6/15/09 (FGIC Insured)	500,000	581,330
Bridgeport Gen. Oblig.:
Series 2001 C:
5.375% 8/15/12 (Pre-Refunded to 8/15/11 @ 100) (d)	3,290,000	3,681,609
5.375% 8/15/14 (Pre-Refunded to 8/15/11 @ 100) (d)	2,305,000	2,579,364
5.375% 8/15/15 (Pre-Refunded to 8/15/11 @ 100) (d)	1,070,000	1,197,362
5.375% 8/15/16 (Pre-Refunded to 8/15/11 @ 100) (d)	2,000,000	2,238,060
Series 2002 A, 5.375% 8/15/19 (FGIC Insured)	3,000,000	3,304,020
Series A:
5.25% 8/15/16 (MBIA Insured)	1,320,000	1,466,309
6% 7/15/11 (Pre-Refunded to 7/15/10 @ 101) (d)	1,700,000	1,954,541
6% 7/15/12 (Pre-Refunded to 7/15/10 @ 101) (d)	5,830,000	6,702,926
6.125% 7/15/15 (Pre-Refunded to 7/15/10 @ 101) (d)	6,235,000	7,206,787
6.5% 9/1/07 (AMBAC Insured)	2,290,000	2,496,237
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,866,498
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (c)	5,750,000	5,874,660
5.25% 10/1/09 (FGIC Insured) (c)	2,100,000	2,258,739
5.25% 10/1/10 (FGIC Insured) (c)	3,390,000	3,663,166
5.25% 10/1/11 (FGIC Insured) (c)	4,150,000	4,502,211
5.25% 10/1/12 (FGIC Insured) (c)	4,075,000	4,406,827
Connecticut Clean Wtr. Fund Rev. 6% 10/1/12	6,000,000	6,981,960
Connecticut Dev. Auth. Rev. (Hartford Civic Ctr. Proj.) Series A:
6% 11/15/07	1,525,000	1,653,466
6% 11/15/08	1,525,000	1,687,962
6% 11/15/09	1,525,000	1,714,832
Connecticut Dev. Auth. Wtr. Facilities Rev. (Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (c)	3,000,000	3,234,510
Connecticut Gen. Oblig.:
Series 1999 B, 5.875% 11/1/16 (Pre-Refunded to 11/1/11 @ 100) (d)	4,550,000	5,124,802
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2000 B, 5.5% 6/15/19 (Pre-Refunded to 6/15/10 @ 100) (d)	$ 2,185,000	$ 2,419,560
Series 2001 D:
5.125% 11/15/15 (Pre-Refunded to 11/15/11 @ 100) (d)	3,215,000	3,534,539
5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (d)	5,995,000	6,590,843
Series 2002 B, 5.5% 6/15/18	3,000,000	3,358,080
Series 2003 E, 5.25% 8/15/17 (FGIC Insured)	3,295,000	3,662,656
Series 2004 A, 5% 3/1/15 (MBIA Insured)	5,000,000	5,481,450
Series B:
5.375% 6/15/13 (Pre-Refunded to 6/15/11 @ 100) (d)	6,325,000	7,026,063
5.375% 6/15/14 (Pre-Refunded to 6/15/11 @ 100) (d)	3,730,000	4,143,433
5.375% 6/15/18 (Pre-Refunded to 6/15/11 @ 100) (d)	8,840,000	9,819,826
5.5% 6/15/17	7,815,000	8,776,558
5.5% 11/1/17 (Pre-Refunded to 11/1/11 @ 100) (d)	1,500,000	1,665,285
5.75% 11/1/10 (Pre-Refunded to 11/1/09 @ 101) (d)	1,000,000	1,120,950
5.75% 6/15/12 (Pre-Refunded to 6/15/10 @ 100) (d)	1,500,000	1,690,710
Series D:
5.375% 11/15/16	6,800,000	7,576,016
5.375% 11/15/16 (FSA Insured)	1,795,000	2,006,218
5.375% 11/15/18	5,000,000	5,549,350
5.375% 11/15/20	2,435,000	2,702,533
Series E, 6% 3/15/12 (Escrowed to Maturity) (d)	35,000	40,697
Connecticut Gen. Oblig. Rev. (Revolving Fund Ln. Prog.) Series 2003 A, 5% 10/1/17	2,000,000	2,178,800
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	5,124,686
(Greenwich Hosp. Proj.) Series A, 5.8% 7/1/26 (MBIA Insured)	6,230,000	6,595,140
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	2,500,000	2,595,400
5.2% 8/1/38	4,190,000	4,357,851
(Loomis Chaffee School Proj.):
Series C, 5.5% 7/1/26 (MBIA Insured)	1,430,000	1,497,353
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Loomis Chaffee School Proj.):
Series D, 5.25% 7/1/31	$ 2,000,000	$ 2,127,260
Series E, 5% 7/1/25	1,000,000	1,046,100
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (d)	3,195,000	4,024,582
(New Britain Gen. Hosp. Proj.) Series B, 6% 7/1/24 (AMBAC Insured)	1,940,000	1,985,803
(Sacred Heart Univ. Proj.) Series C, 6% 7/1/06 (Escrowed to Maturity) (d)	190,000	198,598
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	4,050,000	4,544,586
6.5% 7/1/11 (AMBAC Insured)	3,280,000	3,862,495
6.5% 7/1/13 (AMBAC Insured)	3,125,000	3,764,406
(Veterans Memorial Med. Ctr. Proj.) Series A, 5.5% 7/1/26 (MBIA Insured)	3,770,000	3,973,769
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	13,000,000	13,554,190
Series X1, 5% 7/1/42	13,515,000	13,979,240
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Family Ed. Ln. Prog.) Series A, 5.5% 11/15/09 (c)	525,000	532,980
Connecticut Resource Recovery Auth. Resource Recovery Rev.:
(Bridgeport Resco Co. LP Proj.) 5.5% 1/1/08 (MBIA Insured)	1,000,000	1,069,780
(Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (c)	3,000,000	3,164,070
5.5% 11/15/09 (MBIA Insured) (c)	2,000,000	2,158,780
Connecticut Resources Recovery Auth. (Mid-Connecticut Sys. Proj.) Series A, 5.25% 11/15/08 (MBIA Insured)	3,050,000	3,242,882
Connecticut Spl. Assessment Second Injury Fund Series 2000 A, 5.125% 1/1/13 (Pre-Refunded to 1/1/11 @ 101) (d)	2,000,000	2,219,740
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.):
Series 1996 C, 6% 10/1/08 (MBIA Insured)	1,000,000	1,106,040
Series A:
5% 7/1/18 (AMBAC Insured)	2,000,000	2,173,040
5.375% 7/1/15 (Pre-Refunded to 7/1/12 @ 100) (d)	3,785,000	4,271,335
5.375% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (d)	2,000,000	2,256,980
7.125% 6/1/10	3,550,000	4,101,138
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.): - continued
Series B:
0% 6/1/08	$ 3,500,000	$ 3,177,685
5% 1/1/15 (FGIC Insured)	3,910,000	4,292,711
5.25% 7/1/16 (AMBAC Insured)	4,510,000	5,085,025
6.125% 9/1/12	7,115,000	8,215,335
6.15% 9/1/09	1,500,000	1,688,550
6.5% 10/1/10	3,400,000	3,950,052
6.5% 10/1/12	7,100,000	8,459,863
Fairfield Gen. Oblig. 5% 1/1/14	1,835,000	2,035,052
Hamden Gen. Oblig.:
5% 7/15/11 (FSA Insured)	1,045,000	1,148,737
5% 7/15/12 (FSA Insured)	1,550,000	1,705,047
5% 7/15/13 (FSA Insured)	2,095,000	2,313,131
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (c)	1,335,000	1,425,513
5% 6/15/17 (AMBAC Insured) (c)	775,000	819,485
Naugatuck Gen. Oblig.:
5.875% 2/15/21 (AMBAC Insured)	3,555,000	4,021,665
7.4% 9/1/07 (MBIA Insured)	370,000	412,247
7.4% 9/1/08 (MBIA Insured)	370,000	425,885
New Britain Gen. Oblig.:
Series B, 6% 3/1/12 (MBIA Insured)	2,000,000	2,266,820
6% 4/15/07 (AMBAC Insured)	1,615,000	1,727,662
6% 2/1/12 (MBIA Insured)	400,000	463,564
7% 4/1/07 (MBIA Insured)	580,000	631,400
7% 4/1/08 (MBIA Insured)	580,000	651,705
New Haven Air Rights Parking Facility Rev. 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,305,557
New Haven Gen. Oblig.:
Series B, 5.125% 11/1/16 (MBIA Insured)	4,000,000	4,382,000
5% 2/1/14 (MBIA Insured)	2,080,000	2,290,246
5% 2/1/15 (MBIA Insured)	1,705,000	1,878,535
New Milford Gen. Oblig.:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,133,373
5% 1/15/16 (AMBAC Insured)	1,025,000	1,136,510
5% 1/15/17 (AMBAC Insured)	1,025,000	1,137,422
Newtown Gen. Oblig. 6% 6/15/06 (MBIA Insured)	785,000	820,875
North Thompsonville Fire District #10:
6.75% 6/1/07 (MBIA Insured)	180,000	196,216
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
North Thompsonville Fire District #10: - continued
6.75% 6/1/08 (MBIA Insured)	$ 190,000	$ 213,237
6.75% 6/1/09 (MBIA Insured)	200,000	230,272
6.75% 6/1/10 (MBIA Insured)	215,000	252,930
6.75% 6/1/11 (MBIA Insured)	230,000	275,437
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 18B1, 5% 8/1/28 (MBIA Insured)	4,655,000	4,886,447
Stamford Gen. Oblig.:
5.25% 7/15/12	2,810,000	2,999,759
5.25% 7/15/14	6,565,000	7,351,356
5.25% 7/15/15	3,000,000	3,338,700
5.25% 2/1/21	1,045,000	1,147,828
5.25% 2/1/24	1,070,000	1,163,539
5.5% 7/15/13	2,675,000	3,028,929
5.5% 7/15/14	1,250,000	1,408,450
6.6% 1/15/07	295,000	316,632
6.6% 1/15/08	1,480,000	1,639,870
6.6% 1/15/09	1,000,000	1,137,510
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) 4.75%, tender 12/1/08 (b)(c)	6,000,000	6,135,420
Stratford Gen. Oblig. 7% 6/15/08 (FGIC Insured)	500,000	565,745
Suffield Gen. Oblig.:
5.125% 6/15/13 (MBIA Insured)	1,000,000	1,087,950
5.125% 6/15/14 (MBIA Insured)	1,335,000	1,447,714
Trumbull Gen. Oblig. 5% 1/15/17 (AMBAC Insured)	1,100,000	1,188,209
Univ. of Connecticut Series A:
5.375% 4/1/15 (Pre-Refunded to 4/1/11 @ 101) (d)	1,400,000	1,578,486
5.375% 4/1/16 (Pre-Refunded to 4/1/11 @ 101) (d)	4,475,000	5,045,518
5.375% 4/1/18 (Pre-Refunded to 4/1/12 @ 100) (d)	1,200,000	1,353,576
5.375% 4/1/19	2,230,000	2,456,278
Univ. of Connecticut Rev. (Student Fee Prog.) Series A, 5.75% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (d)	5,850,000	6,686,609
Watertown Gen. Oblig. 5% 8/1/18 (MBIA Insured)	1,060,000	1,161,071
West Hartford Gen. Oblig. Series A:
5% 1/15/14 (a)	1,135,000	1,250,134
5% 1/15/15 (a)	1,135,000	1,246,798
5% 1/15/16 (a)	1,135,000	1,239,295
Wolcott Gen. Oblig.:
7% 6/15/09 (FGIC Insured)	445,000	517,384
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Wolcott Gen. Oblig.: - continued
7% 6/15/10 (FGIC Insured)	$ 440,000	$ 523,481
Woodstock Spl. Oblig. Rev. (Woodstock Academy Proj.) 7% 3/1/08 (AMBAC Insured)	725,000	727,603
		389,170,694
Puerto Rico - 11.4%
Puerto Rico Commonwealth Gen. Oblig.:
Series B, 5.5% 7/1/12 (FGIC Insured)	4,000,000	4,540,600
5.75% 7/1/26 (Pre-Refunded to 7/1/10 @ 100) (d)	3,700,000	4,135,564
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	2,750,000	2,905,843
Series Y, 5.5% 7/1/36 (FSA Insured)	1,500,000	1,684,335
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series B, 6% 7/1/31 (Pre-Refunded to 7/1/10 @ 101) (d)	2,250,000	2,584,778
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	3,850,000	4,216,713
5.5% 10/1/40 (Escrowed to Maturity) (d)	7,515,000	8,214,872
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series AA, 5.375% 7/1/14 (MBIA Insured)	3,250,000	3,479,840
Series HH, 5.25% 7/1/29 (FSA Insured)	13,235,000	14,266,928
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured) (a)	1,300,000	1,451,034
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	$ 800,000	$ 928,648
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23 (FSA Insured)	1,250,000	1,366,338
		49,775,493
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $414,514,970)	438,946,187
NET OTHER ASSETS - (0.5)%	(2,323,686)
NET ASSETS - 100%	$ 436,622,501
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $414,410,582. Net unrealized appreciation aggregated $24,535,605, of which $24,857,615 related to appreciated investment securities and $322,010 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® New Jersey
Municipal Income Fund

February 28, 2005

NJT-QTLY-0405

1.814102.100

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.7%
	Principal Amount	Value
New Jersey - 79.2%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.):
7.375% 7/1/10 (Escrowed to Maturity) (c)	$ 750,000	$ 842,078
7.4% 7/1/16 (Escrowed to Maturity) (c)	3,510,000	4,458,648
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (FGIC Insured)	2,750,000	2,996,455
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,594,983
Burlington County Bridge Commission Lease Rev. (Govt. Leasing Prog.):
5.25% 8/15/16	1,100,000	1,205,611
5.25% 8/15/17	1,000,000	1,088,560
5.25% 8/15/19	1,000,000	1,090,580
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21 (MBIA Insured)	1,350,000	1,770,755
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,758,032
Egg Hbr. Township School District:
5.5% 7/15/17 (FSA Insured)	1,970,000	2,276,828
5.5% 7/15/18 (FSA Insured)	1,685,000	1,954,128
Essex County Gen. Oblig. Series A2, 6.25% 9/1/10 (AMBAC Insured)	4,180,000	4,342,518
Essex County Impt. Auth. (County Correctional Facility Proj.):
Series 2000, 5.75% 10/1/30 (Pre-Refunded to 10/1/10 @ 100) (c)	3,605,000	4,086,844
5.25% 10/1/18 (MBIA Insured)	1,000,000	1,103,670
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,794,464
Garden State Preservation Trust Open Space & Farmland Preservation:
Series A, 5.25% 11/1/19 (FSA Insured)	7,900,000	8,670,961
Series B:
6.375% 11/1/13 (MBIA Insured) (a)	4,000,000	4,612,640
6.375% 11/1/15 (MBIA Insured) (a)	1,630,000	1,907,850
Hudson County Ctfs. of Prtn.:
6% 6/1/11 (MBIA Insured)	2,685,000	3,063,263
6.25% 6/1/14 (MBIA Insured)	3,210,000	3,806,996
6.25% 6/1/15 (MBIA Insured)	2,420,000	2,885,051
6.25% 12/1/15 (MBIA Insured)	1,525,000	1,837,000
6.25% 6/1/16 (MBIA Insured)	1,610,000	1,941,853
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Jersey City Gen. Oblig. Series B, 5.25% 3/1/15 (AMBAC Insured)	$ 1,250,000	$ 1,408,413
Lenape Reg'l. High School District:
7.625% 1/1/13 (MBIA Insured)	675,000	863,629
7.625% 1/1/14 (MBIA Insured)	1,000,000	1,301,130
Manalapan-Englishtown Reg'l. Board of Ed. 5.75% 12/1/22 (FGIC Insured)	1,340,000	1,612,931
Middlesex County Ctfs. of Prtn. 5.5% 8/1/17 (MBIA Insured)	1,000,000	1,101,270
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.):
5.25% 9/15/16	1,360,000	1,511,980
5.25% 9/15/17	2,000,000	2,200,460
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.) Series A:
5.25% 7/15/17 (AMBAC Insured)	1,910,000	2,085,128
5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,213,271
Monroe Township Muni. Util. Auth. Middlesex County Rev. 5.25% 2/1/12 (FGIC Insured)	1,130,000	1,239,158
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (MBIA Insured)	1,285,000	1,406,330
New Jersey Bldg. Auth. Bldg. Rev. 5.75% 6/15/09	1,185,000	1,282,336
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (The Seeing Eye, Inc. Proj.) 6.2% 12/1/24	2,000,000	2,216,840
New Jersey Econ. Dev. Auth. Rev.:
(Edl. Testing Svc. Proj.) Series A, 6.5% 5/15/05 (MBIA Insured)	400,000	402,900
(Trans. Proj.) Series B, 5.75% 5/1/10 (FSA Insured)	1,000,000	1,121,900
Series 2001 A:
5.125% 6/15/14 (Pre-Refunded to 6/15/11 @ 100) (c)	6,710,000	7,439,645
5.25% 6/15/15 (Pre-Refunded to 6/15/11 @ 100) (c)	10,020,000	11,180,316
Series 2004 A, 5.25% 7/1/31 (MBIA Insured)	5,000,000	5,377,450
Series 2004 G, 5% 9/1/16 (MBIA Insured)	2,550,000	2,756,907
Series 2005 K, 5.5% 12/15/19 (AMBAC Insured)	15,000,000	17,291,850
Series F, 5.25% 6/15/19 (Pre-Refunded to 6/15/13 @ 100) (c)	1,500,000	1,683,825
Series I, 5.25% 9/1/28 (FGIC Insured)	2,000,000	2,150,060
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (b)	7,700,000	7,984,746
Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (b)	3,750,000	3,906,413
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.: - continued
Series A, 5.25% 7/1/38 (FGIC Insured) (b)	$ 3,270,000	$ 3,373,888
(Middlesex Wtr. Co. Proj.) 5.35% 2/1/38 (MBIA Insured) (b)	1,000,000	1,033,920
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A:
5.25% 3/1/09	4,855,000	5,253,838
5.25% 3/1/10	4,855,000	5,313,361
5.25% 3/1/11	4,605,000	5,073,973
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series C, 5.375% 7/1/16 (FGIC Insured)	2,000,000	2,206,440
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,595,000	1,825,254
(Montclair State Univ. Proj.) Series L, 5.125% 7/1/20 (MBIA Insured)	2,145,000	2,325,995
(Ramapo College Proj.) Series E, 5% 7/1/34 (FGIC Insured)	1,500,000	1,565,820
(Saint Peters College Proj.) Series B, 5.375% 7/1/12	1,450,000	1,465,341
New Jersey Envir. Infrastructure Trust Series A:
5.5% 9/1/10	1,675,000	1,850,339
5.5% 9/1/11	2,830,000	3,105,048
5.5% 9/1/12	2,980,000	3,253,981
New Jersey Gen. Oblig.:
Series 1996 E, 6% 7/15/09	1,500,000	1,677,615
Series 2005 N:
5.5% 7/15/16 (AMBAC Insured) (a)	1,900,000	2,127,753
5.5% 7/15/17 (FGIC Insured) (a)	1,000,000	1,122,760
Series H, 5.25% 7/1/11	3,345,000	3,694,486
4.5% 4/1/18 (AMBAC Insured)	1,500,000	1,570,545
4.5% 4/1/20 (AMBAC Insured)	1,500,000	1,555,425
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series A, 6% 7/1/11 (AMBAC Insured)	3,500,000	3,998,995
(Atlantic City Med. Ctr. Proj.) 5.75% 7/1/25	3,000,000	3,179,790
(Burdette Tomlin Memorial Hosp. Proj.) Series D, 6.25% 7/1/06 (FGIC Insured)	1,710,000	1,716,532
(Cmnty. Med. Ctr./Kimball Med. Ctr. Proj.) 5.25% 7/1/11 (FSA Insured)	750,000	804,638
(Hackensack Univ. Med. Ctr. Proj.) Series A, 5.25% 1/1/12 (MBIA Insured)	3,165,000	3,360,787
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Kennedy Health Sys. Proj.) Series B:
5.75% 7/1/07 (MBIA Insured)	$ 1,930,000	$ 2,060,507
5.75% 7/1/08 (MBIA Insured)	1,135,000	1,236,855
(Saint Josephs Hosp. & Med. Ctr. Proj.) Series A, 5.75% 7/1/16 (Connie Lee Hldgs., Inc. Insured)	1,000,000	1,056,880
(Saint Peters Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,500,000	1,660,995
5.375% 11/15/33	2,040,000	2,113,277
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev. (Sr. Parkway Proj.):
6% 1/1/19 (Escrowed to Maturity) (c)	5,385,000	6,521,881
6.2% 1/1/10 (Escrowed to Maturity) (c)	6,170,000	6,878,501
New Jersey Sports & Exposition Auth. Contract Rev. Series A:
5.25% 3/1/11 (MBIA Insured)	1,360,000	1,505,506
6% 3/1/14 (MBIA Insured)	4,220,000	4,763,494
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2000 A:
5.5% 1/1/25 (MBIA Insured)	10,370,000	11,268,975
5.5% 1/1/30 (MBIA Insured)	20,100,000	21,749,801
Series A:
5.6% 1/1/22 (MBIA Insured)	7,925,000	8,657,904
5.625% 1/1/15 (MBIA Insured)	615,000	673,985
5.75% 1/1/10 (Escrowed to Maturity) (c)	735,000	824,126
6% 1/1/11 (Escrowed to Maturity) (c)	580,000	662,377
Series C:
6.5% 1/1/16	740,000	882,073
6.5% 1/1/16 (Escrowed to Maturity) (c)	2,715,000	3,265,765
New Jersey Trans. Trust Fund Auth.:
Series 2001 A:
5.5% 6/15/12	7,510,000	8,370,796
5.5% 6/15/12 (Escrowed to Maturity) (c)	2,490,000	2,819,552
Series 2003 C:
5.5% 6/15/16 (Pre-Refunded to 6/15/13 @ 100) (c)	3,000,000	3,421,110
5.5% 6/15/18 (Pre-Refunded to 6/15/13 @ 100) (c)	10,250,000	11,688,793
5.5% 6/15/24 (Pre-Refunded to 6/15/13 @ 100) (c)	3,000,000	3,421,110
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2004 A, 5.25% 6/15/19 (Pre-Refunded to 6/15/14 @ 100) (c)	$ 7,250,000	$ 8,180,393
Series A:
5.25% 6/15/17 (Pre-Refunded to 6/15/14 @ 100) (c)	3,500,000	3,949,155
5.75% 6/15/15 (MBIA Insured)	3,000,000	3,493,950
Series B:
5.25% 12/15/22 (AMBAC Insured)	3,000,000	3,399,750
5.5% 12/15/20 (FGIC Insured)	10,190,000	11,835,176
Series C:
5.5% 12/15/10 (FSA Insured)	8,000,000	8,932,720
5.5% 6/15/19 (Pre-Refunded to 6/15/13 @ 100) (c)	6,125,000	6,984,766
5.75% 12/15/12 (FSA Insured)	5,000,000	5,720,100
New Jersey Transit Corp. Series B, 5.75% 2/1/07 (AMBAC Insured)	1,000,000	1,056,990
New Jersey Transit Corp. Ctfs. of Prtn. Series A:
5.25% 9/15/15 (AMBAC Insured)	3,550,000	3,934,785
6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (c)	3,000,000	3,366,630
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) 5.375% 11/1/12 (MBIA Insured) (b)	2,465,000	2,659,119
Newark Gen. Oblig.:
5.3% 9/1/16 (MBIA Insured)	3,500,000	3,670,240
5.375% 12/15/13 (MBIA Insured)	2,840,000	3,187,559
Newark Port Auth. Hsg. Auth. (City of Newark Redev. Proj.):
5% 1/1/34 (MBIA Insured)	5,000,000	5,194,950
5.5% 1/1/27 (MBIA Insured)	2,500,000	2,751,075
North Bergen Township Muni. Utils. Auth. Swr. Rev.:
5.25% 12/15/16 (MBIA Insured)	2,800,000	3,100,636
5.25% 12/15/17 (MBIA Insured)	1,000,000	1,102,650
North Hudson Swr. Auth. Swr. Rev. Series A:
0% 8/1/24 (MBIA Insured)	2,000,000	799,480
5.25% 8/1/17 (FGIC Insured)	3,000,000	3,286,680
Ocean County Utils. Auth. Wastewtr. Rev.:
Series 2001:
5.25% 1/1/15	4,540,000	4,998,313
5.25% 1/1/16	2,400,000	2,633,136
5.125% 1/1/10	2,180,000	2,317,929
Plainfield Board of Ed. 5% 8/1/20 (FSA Insured)	1,500,000	1,558,830
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Rutgers State Univ. Rev. (State Univ. of New Jersey Proj.) Series A, 6.4% 5/1/13	$ 2,000,000	$ 2,313,120
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. 5% 1/1/14 (MBIA Insured)	1,145,000	1,226,055
Tobacco Settlement Fing. Corp. 6.375% 6/1/32	9,200,000	9,361,368
Univ. of Medicine & Dentistry Series A:
5.5% 12/1/23 (AMBAC Insured)	1,800,000	2,016,342
5.5% 12/1/27 (AMBAC Insured)	4,000,000	4,429,640
Univ. of Medicine & Dentistry of New Jersey Ctfs. of Prtn. 5% 6/15/29 (MBIA Insured)	1,000,000	1,044,480
West Deptford Township Gen. Oblig.:
5.5% 9/1/23 (Pre-Refunded to 9/1/10 @ 100) (c)	2,525,000	2,819,541
5.5% 9/1/24 (Pre-Refunded to 9/1/10 @ 100) (c)	1,230,000	1,373,480
West Orange Board of Ed. Rev. Ctfs. of Prtn. 5.625% 10/1/29 (Pre-Refunded to 10/1/09 @ 101) (c)	2,000,000	2,241,320
		438,729,801
New Jersey/Pennsylvania - 1.7%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/17	3,000,000	3,241,140
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,208,740
Series 1999:
5.75% 1/1/15 (FSA Insured)	2,000,000	2,216,920
6% 1/1/18 (FSA Insured)	1,300,000	1,457,859
		9,124,659
New York & New Jersey - 11.3%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (FGIC Insured) (b)	5,220,000	5,537,063
120th Series:
5.5% 10/15/35 (MBIA Insured) (b)	7,000,000	7,227,640
5.75% 10/15/13 (MBIA Insured) (b)	3,000,000	3,236,130
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,145,350
126th Series:
5.25% 5/15/37 (FGIC Insured) (b)	12,000,000	12,581,640
5.5% 11/15/11 (FGIC Insured) (b)	1,495,000	1,670,229
127th Series:
5% 12/15/07 (AMBAC Insured) (b)	2,540,000	2,680,843
5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	9,483,478
Municipal Bonds - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
128th Series:
5% 11/1/18 (FSA Insured)	$ 3,000,000	$ 3,243,030
5% 11/1/19 (FSA Insured)	2,800,000	3,024,896
5% 11/1/22 (FSA Insured)	2,190,000	2,340,365
134th Series, 5% 1/15/39	4,500,000	4,667,940
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (b)	3,595,000	3,827,021
		62,665,625
Puerto Rico - 7.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,100,000	2,358,069
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series B, 5.875% 7/1/35 (MBIA Insured)	1,625,000	1,832,968
Series E, 5.5% 7/1/16 (FSA Insured)	2,525,000	2,939,782
5.75% 7/1/19 (FGIC Insured)	3,000,000	3,418,680
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	4,600,000	5,038,150
5.5% 10/1/40 (Escrowed to Maturity) (c)	11,785,000	12,882,537
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (MBIA Insured)	5,000,000	5,750,300
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured) (a)	1,700,000	1,950,138
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	1,000,000	1,160,810
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Hsg. Fin. Corp. Rev. (Multi-family Mtg. Prog.) Series AI, 7.5% 4/1/22, LOC Puerto Rico Govt. Dev. Bank	$ 1,160,000	$ 1,160,418
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/19 (FSA Insured)	2,740,000	3,005,643
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $525,556,183)	552,017,580
NET OTHER ASSETS - 0.3%	1,897,053
NET ASSETS - 100%	$ 553,914,633
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $525,501,533. Net unrealized appreciation aggregated $26,516,047, of which $26,941,653 related to appreciated investment securities and $425,606 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Florida
Municipal Income Fund

February 28, 2005

SFL-QTLY-0405

1.814101.100

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
Florida - 94.5%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.):
6% 11/15/09 (Escrowed to Maturity) (d)	$ 1,485,000	$ 1,598,142
6.05% 11/15/16 (Escrowed to Maturity) (d)	6,230,000	7,244,680
Bay County Wtr. Sys. Rev. 5.7% 9/1/30 (AMBAC Insured)	10,605,000	11,787,766
Brevard Co. School Board Ctfs. of Prtn. Series B:
5% 7/1/13 (FGIC Insured)	2,000,000	2,180,300
5% 7/1/14 (FGIC Insured)	1,000,000	1,095,100
Broward County Arpt. Sys. Rev.:
Series 1, 5.75% 10/1/12 (AMBAC Insured) (c)	1,210,000	1,357,100
Series 1998 H1, 5.25% 10/1/11 (AMBAC Insured) (c)	1,505,000	1,615,557
Series J1, 5.75% 10/1/18 (AMBAC Insured) (c)	2,755,000	3,052,568
Broward County Gen. Oblig. Series 2001 A, 5.25% 1/1/21	3,500,000	3,798,620
Broward County Resource Recovery Rev. (Wheelabrator South Broward, Inc. Proj.) Series A, 5% 12/1/06	3,050,000	3,171,268
Broward County School Board Ctfs. of Prtn.:
5.25% 7/1/15 (MBIA Insured)	1,750,000	1,937,495
5.25% 7/1/16 (MBIA Insured)	6,060,000	6,663,758
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
5.5% 10/1/11 (MBIA Insured)	2,275,000	2,488,463
5.5% 10/1/12 (MBIA Insured)	1,460,000	1,597,809
5.5% 10/1/13 (MBIA Insured)	1,265,000	1,382,582
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (MBIA Insured)	2,765,000	2,920,670
Clearwater Impt. Rev. Series 2001, 5.25% 2/1/22 (FSA Insured)	2,200,000	2,388,650
Clearwater Rev. 5.375% 3/1/31 (MBIA Insured)	1,250,000	1,410,388
Collier County School Board Ctfs. of Prtn.:
(Master Lease Prog.) Series B, 5.5% 2/15/13 (FSA Insured)	2,430,000	2,732,389
(School Board of Collier County Master Lease Prog.) 5.375% 2/15/19 (FSA Insured)	2,000,000	2,212,640
5% 2/15/14 (FSA Insured)	3,000,000	3,268,530
5.375% 2/15/17 (FSA Insured)	1,575,000	1,732,295
5.375% 2/15/18 (FSA Insured)	5,000,000	5,492,950
5.375% 2/15/21 (FSA Insured)	4,000,000	4,399,480
Dade County Aviation Rev.:
(Miami Int'l. Arpt. Proj.):
Series A, 6% 10/1/08 (FSA Insured) (c)	6,675,000	7,320,806
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Dade County Aviation Rev.: - continued
(Miami Int'l. Arpt. Proj.):
Series B, 5% 10/1/11 (FSA Insured) (c)	$ 3,300,000	$ 3,489,684
Series B, 6.3% 10/1/05 (AMBAC Insured)	1,200,000	1,228,428
Series C, 5.5% 10/1/11 (MBIA Insured)	5,200,000	5,521,308
Series D, 5.75% 10/1/09 (AMBAC Insured) (c)	2,125,000	2,204,071
Dade County Resource Recovery Facilities Rev. 5.5% 10/1/09 (AMBAC Insured) (c)	5,000,000	5,275,350
Dade County Wtr. & Swr. Sys. Rev. 5.25% 10/1/21 (FGIC Insured)	3,495,000	3,732,660
Daytona Beach Util. Sys. Rev. Series D, 5.25% 11/15/17 (FSA Insured)	1,825,000	2,020,658
De Soto County Cap. Impt. Rev.:
5.25% 10/1/21 (MBIA Insured)	1,640,000	1,795,669
5.25% 10/1/22 (MBIA Insured)	1,725,000	1,889,858
Duval County School Board Ctfs. of Prtn.:
5% 7/1/13 (FSA Insured)	2,600,000	2,840,214
5.625% 7/1/14 (FSA Insured) (Pre-Refunded to 7/1/09 @ 100)	3,010,000	3,316,839
Escambia County Health Facilities Auth. Health Facilities Rev. (Baptist Hosp. & Baptist Manor Proj.) 5% 10/1/07	1,210,000	1,256,149
Escambia County Utils. Auth. Util. Sys. Rev. Series B, 6.25% 1/1/15 (FGIC Insured)	3,000,000	3,559,980
Florida Board of Ed. Cap. Outlay:
Series 2001 A, 5.5% 6/1/10	1,025,000	1,142,127
Series 2003 D, 5% 6/1/10	2,000,000	2,180,520
Series 2005 B, 5% 6/1/09 (a)	3,000,000	3,228,630
Series A, 5.5% 1/1/08	5,000,000	5,293,600
Series B, 5.375% 6/1/17	5,000,000	5,555,900
Series C, 5.75% 6/1/29 (FGIC Insured)	2,000,000	2,223,340
Series E, 5.625% 6/1/29	3,000,000	3,287,040
Florida Board of Ed. Lottery Rev.:
Series 2000 A, 5.75% 7/1/11 (FGIC Insured)	1,000,000	1,126,430
Series 2002 A, 5.375% 7/1/15 (FGIC Insured)	5,360,000	5,975,971
Series A, 5.375% 7/1/17 (FGIC Insured)	1,000,000	1,112,200
Series B:
6% 7/1/14 (FGIC Insured)	6,435,000	7,338,024
6% 7/1/15 (FGIC Insured)	3,000,000	3,417,810
Florida Board of Ed. Pub. Ed.:
Series 2000 A, 5.25% 6/1/24	2,400,000	2,591,400
Series A:
5.125% 6/1/30	1,360,000	1,417,759
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Pub. Ed.: - continued
Series A:
5.625% 6/1/14	$ 1,000,000	$ 1,114,380
Florida Dept. of Corrections Ctfs. of Prtn. (Okeechobee Correctional Institution Proj.) 5% 3/1/11 (AMBAC Insured)	2,735,000	2,982,900
Florida Dept. of Envir. Protection Preservation Rev.:
Series 2003 A, 5% 7/1/10 (FGIC Insured)	2,000,000	2,178,040
Series A, 5.375% 7/1/17 (MBIA Insured)	6,000,000	6,652,800
Florida Gen. Oblig. 5.375% 7/1/15 (MBIA Insured)	2,110,000	2,359,697
Florida Mid-Bay Bridge Auth. Rev. Series A, 6.875% 10/1/22 (Escrowed to Maturity) (d)	3,000,000	3,954,870
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.):
5.5% 10/1/18 (AMBAC Insured)	1,350,000	1,530,239
5.5% 10/1/19 (AMBAC Insured)	2,430,000	2,761,355
Florida Wtr. Poll. Cont. Fing. Corp. Rev. 5.25% 1/15/20	1,950,000	2,156,427
Gainesville Utils. Sys. Rev. Series A, 5.2% 10/1/22	3,270,000	3,424,181
Greater Orlando Aviation Auth. Arpt. Facilities Rev. 5.75% 10/1/09 (FGIC Insured) (c)	2,500,000	2,751,500
Gulf Breeze Rev.:
Series 1985 C, 5%, tender 12/1/12 (FGIC Insured) (b)	1,825,000	1,996,240
Series 1985 E:
4.625%, tender 12/1/05 (FGIC Insured) (b)	1,040,000	1,057,940
5%, tender 12/1/11 (FGIC Insured) (b)	1,330,000	1,449,687
5%, tender 12/1/13 (FGIC Insured) (b)	1,465,000	1,606,094
Gulf Breeze Util. Sys. Rev. 5% 10/1/16 (AMBAC Insured)	1,010,000	1,103,122
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2002 B, 5% 11/15/08	2,835,000	3,010,572
Series D, 6% 11/15/25	5,360,000	5,899,913
Hillsborough County Aviation Auth. Rev. (Tampa Int'l. Arpt. Proj.) Series B, 6% 10/1/17 (FGIC Insured)	5,880,000	6,975,503
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series A:
5% 10/1/07	1,300,000	1,355,458
5% 10/1/08	1,000,000	1,046,230
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 1999 A, 5.625% 8/15/19	5,000,000	5,161,750
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4.25%, tender 8/1/07 (b)(c)	2,110,000	2,134,054
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.): - continued
5.1% 10/1/13	$ 3,000,000	$ 3,161,640
Hillsborough County School Board Ctfs. of Prtn. (Master Lease Prog.) Series A, 5.25% 7/1/22 (MBIA Insured)	4,905,000	5,263,948
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (MBIA Insured)	5,870,000	6,359,265
Series C, 5.5% 11/15/36 (MBIA Insured)	10,000,000	10,833,500
Jacksonville Elec. Auth. Rev. Series 3A, 5.25% 10/1/31	3,900,000	3,942,588
Jacksonville Excise Tax Rev. Series B:
5.5% 10/1/10 (FGIC Insured) (c)	1,540,000	1,694,693
5.5% 10/1/11 (FGIC Insured) (c)	2,730,000	2,983,535
Jacksonville Health Facilities Auth. Hosp. Rev. (Charity Obligated Group Proj.) Series A, 5.25% 8/15/08 (MBIA Insured)	3,720,000	3,960,833
Jacksonville Sales Tax Rev.:
5.25% 10/1/19 (MBIA Insured)	1,500,000	1,652,130
5.5% 10/1/18 (FGIC Insured)	1,000,000	1,163,940
Jupiter Wtr. Rev.:
5.375% 10/1/16 (AMBAC Insured)	1,040,000	1,151,270
5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,107,690
5.375% 10/1/18 (AMBAC Insured)	1,160,000	1,293,017
Kissimmee Util. Auth. Elec. Sys. Rev. 5.25% 10/1/16 (FSA Insured)	2,230,000	2,466,469
Lake County School Board Ctfs. of Prtn. 5.375% 7/1/18 (AMBAC Insured)	1,000,000	1,109,980
Lakeland Energy Sys. Rev. 5.5% 10/1/14 (MBIA Insured)	1,000,000	1,113,470
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) 6% 4/1/07 (MBIA Insured)	2,310,000	2,460,543
Lee County Indl. Dev. Auth. Util. Sys. Rev. (Bonita Springs Utils., Inc. Proj.) 5% 11/1/18 (MBIA Insured) (c)	1,015,000	1,084,812
Manatee County Port Auth. Port Rev. Series A:
5.25% 10/1/15 (MBIA Insured) (c)	1,035,000	1,125,169
5.25% 10/1/16 (MBIA Insured) (c)	1,090,000	1,186,454
5.25% 10/1/17 (MBIA Insured) (c)	1,145,000	1,243,962
5.25% 10/1/18 (MBIA Insured) (c)	1,205,000	1,309,980
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC Insured)	1,265,000	1,404,416
Melbourne Arpt. Rev.:
6.5% 10/1/05 (MBIA Insured) (c)	310,000	317,332
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Melbourne Arpt. Rev.: - continued
6.5% 10/1/06 (MBIA Insured) (c)	$ 325,000	$ 342,804
6.75% 10/1/07 (MBIA Insured) (c)	350,000	382,953
6.75% 10/1/08 (MBIA Insured) (c)	375,000	420,735
6.75% 10/1/09 (MBIA Insured) (c)	400,000	457,080
6.75% 10/1/10 (MBIA Insured) (c)	425,000	493,489
Melbourne Wtr. & Swr. Rev. Series B, 0% 10/1/24 (FGIC Insured)	2,750,000	1,090,678
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,010,000	1,070,590
Miami Beach Stormwater Rev.:
5.375% 9/1/30 (FGIC Insured)	1,000,000	1,070,510
5.75% 9/1/13 (FGIC Insured)	1,380,000	1,558,669
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000,000	6,506,820
Miami Gen. Oblig.:
(Homeland Defense/Neighborhood Cap. Impt. Projs.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	5,000,000	5,519,350
5.5% 1/1/19 (MBIA Insured)	2,370,000	2,596,738
Miami-Dade Co. Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 1, 3.5%, tender 12/1/07 (b)(c)	2,000,000	2,002,000
Miami-Dade County Aviation Rev. Series C, 5.25% 10/1/12 (MBIA Insured) (c)	5,185,000	5,555,002
Miami-Dade County Edl. Facilities Auth. Rev.:
Series A, 5.75% 4/1/13 (AMBAC Insured)	2,500,000	2,799,075
5.75% 4/1/29 (AMBAC Insured)	6,520,000	7,251,544
Miami-Dade County Expressway Auth. 6% 7/1/13 (FGIC Insured)	1,200,000	1,364,604
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Childrens Hosp. Proj.) Series A, 5.5% 8/15/11 (AMBAC Insured)	3,000,000	3,345,510
Miami-Dade County School Board Ctfs. of Prtn.:
Series B, 5.5%, tender 5/1/11 (MBIA Insured) (b)	2,550,000	2,812,497
5%, tender 5/1/11 (MBIA Insured) (b)	8,000,000	8,627,280
5.25% 10/1/16 (FGIC Insured)	5,925,000	6,574,025
5.25% 10/1/17 (FGIC Insured)	1,000,000	1,112,920
Ocala Util. Sys. Rev. Series A, 5.25% 10/1/18 (FGIC Insured)	1,955,000	2,167,587
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series A, 4.2%, tender 7/1/09 (b)(c)	2,250,000	2,272,703
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.):
5.625% 11/15/32	$ 4,000,000	$ 4,248,400
6.375% 11/15/20	2,000,000	2,235,180
6.5% 11/15/30	2,500,000	2,760,150
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1999 D, 5.75% 10/1/11 (MBIA Insured)	4,200,000	4,671,828
Series A, 6.25% 10/1/18 (MBIA Insured)	4,500,000	5,467,995
Orange County Hsg. Fin. Auth. Single Family Mtg. Rev. (Mtg. Backed Securities Prog.) 6.4% 10/1/14 (c)	240,000	245,016
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	3,000,000	2,142,960
5% 8/1/16 (MBIA Insured) (a)	2,940,000	3,190,870
5.25% 8/1/15 (AMBAC Insured)	8,000,000	8,797,920
5.5% 8/1/15 (MBIA Insured)	2,265,000	2,536,415
5.5% 8/1/16 (MBIA Insured)	2,175,000	2,435,630
Orange County Tourist Dev. Tax Rev.:
5.5% 10/1/22 (AMBAC Insured)	3,270,000	3,551,514
5.5% 10/1/31 (AMBAC Insured)	8,485,000	9,178,140
Orlando Utils. Commission Wtr. & Elec. Rev.:
Series C:
5.25% 10/1/21	1,630,000	1,792,185
5.25% 10/1/23	1,000,000	1,083,710
Sub Series D, 6.75% 10/1/17 (Escrowed to Maturity) (d)	7,410,000	9,139,124
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,107,690
Osceola County School Board Ctfs. of Prtn. Series C, 4.5% 6/1/06 (FGIC Insured) (a)	1,390,000	1,423,986
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (FGIC Insured)	1,150,000	1,302,720
Palm Beach County Gen. Oblig. (Land Acquisition Proj.) Series A, 5.5% 6/1/15	1,000,000	1,110,660
Palm Beach County School Board Ctfs. of Prtn.:
Series A:
5.375% 8/1/14 (FSA Insured)	2,060,000	2,295,932
5.375% 8/1/17 (FSA Insured)	1,315,000	1,453,890
5.5% 8/1/19 (AMBAC Insured)	1,000,000	1,103,140
5.5% 8/1/21 (AMBAC Insured)	2,500,000	2,748,875
Series D:
5.25% 8/1/17 (FSA Insured)	2,025,000	2,208,931
5.25% 8/1/19 (FSA Insured)	1,500,000	1,658,670
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (c)	$ 2,400,000	$ 2,596,152
6% 4/1/10 (AMBAC Insured) (c)	5,770,000	6,429,915
6% 4/1/11 (AMBAC Insured) (c)	5,000,000	5,623,550
Pensacola Arpt. Rev. Series A, 6.125% 10/1/18 (MBIA Insured) (c)	1,500,000	1,645,515
Pinellas County Health Facilities Auth. Rev. (Baycare Health Sys. Proj.) 5.5% 11/15/33	3,670,000	3,847,261
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (b)	3,000,000	3,296,520
Polk County Indl. Dev. Auth. Indl. Dev. Rev. (Winter Haven Hosp. Proj.) Series 2, 6.25% 9/1/15 (MBIA Insured)	1,310,000	1,320,677
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
5.5% 11/15/17 (AMBAC Insured)	1,225,000	1,377,611
5.5% 11/15/18 (AMBAC Insured)	1,000,000	1,122,440
Seminole County School Board Ctfs. of Prtn. Series A:
5% 7/1/10 (MBIA Insured) (a)	1,380,000	1,494,029
5% 7/1/14 (MBIA Insured) (a)	1,675,000	1,837,123
South Broward Hosp. District Rev.:
5.6% 5/1/27 (MBIA Insured)	1,920,000	2,132,870
5.625% 5/1/32 (MBIA Insured)	2,600,000	2,861,482
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985,000	1,275,999
Tampa Rev. (Catholic Health East Proj.) Series A1:
4.7% 11/15/10 (MBIA Insured)	1,500,000	1,598,010
5.5% 11/15/08 (MBIA Insured)	500,000	543,625
5.5% 11/15/12 (MBIA Insured)	1,000,000	1,123,150
Tampa Sales Tax Rev.:
Series 2001 A:
5.375% 10/1/18 (AMBAC Insured)	2,465,000	2,738,664
5.375% 10/1/19 (AMBAC Insured)	2,650,000	2,939,274
Series A, 5.375% 10/1/15 (AMBAC Insured)	2,150,000	2,370,096
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (b)	3,000,000	2,955,690
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/11 (FSA Insured) (a)	$ 3,005,000	$ 3,248,706
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000,000	1,096,730
		495,686,996
Puerto Rico - 2.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,400,000	2,694,936
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2000 C, 6% 7/1/29	3,000,000	3,395,820
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	5,060,000	5,541,965
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured) (a)	900,000	1,030,878
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23 (FSA Insured)	1,750,000	1,912,873
		14,576,472
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $485,442,241)	510,263,468
NET OTHER ASSETS - 2.7%	14,299,786
NET ASSETS - 100%	$ 524,563,254
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $485,215,183. Net unrealized appreciation aggregated $25,048,285, of which $25,526,655 related to appreciated investment securities and $478,370 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 20, 2005